Details of Significant Accounts - Share-based payment, share incentive plan - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Shares issuable for a share option (in shares)	1
Maximum number of ordinary shares issuable (in shares)	5,311,000
Share Incentive Plan | Minimum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 2.13	$ 2.43
Weighted-average remaining contractual period	2 years 21 days	3 years 21 days
Share Incentive Plan | Maximum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 7.20	$ 7.20
Weighted-average remaining contractual period	4 years 11 months 23 days	4 years 10 months 2 days